Inventories	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Inventories
Inventories

	2019	2018
	$	$

Gold and silver bullion	46,484	35,052
In-process inventory	10,297	16,345
Ore stock-pile inventory	62,695	58,546
Materials and supplies	98,447	124,028
	217,923	233,971

Ore stock-pile inventory includes amounts for the Fekola Mine of $33 million (2018 - $37 million), for the Otjikoto Mine of $28 million (2018 – $18 million), and for the Masbate Mine of $2 million (2018 - $2 million).